UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/10 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2010

Shares		Value

COMMON STOCKS (98.2%)

	CONSUMER DISCRETIONARY (23.4%)
12,000	Amazon.com, Inc. *	$1,884,720
8,000	AutoZone, Inc. *	1,831,280
44,000	Bed Bath & Beyond, Inc. *	1,910,040
44,000	Coach, Inc.	1,890,240
105,000	Comcast Corp. Class A	1,786,050
44,000	DIRECTV Class A *	1,831,720
140,000	Ford Motor Co. *	1,713,600
60,000	Las Vegas Sands Corp. *	2,091,000
62,000	Ltd. Brands, Inc.	1,660,360
22,000	Magna International, Inc.	1,809,720
26,000	McDonald’s Corp.	1,937,260
12,000	Netflix, Inc. *	1,945,920
26,000	NIKE, Inc. Class B	2,083,640
22,000	Polo Ralph Lauren Corp. Class A	1,976,920
6,000	Priceline.com, Inc. *	2,090,040
70,000	Starbucks Corp.	1,790,600
33,000	Target Corp.	1,763,520
43,000	TJX Companies, Inc. (The)	1,919,090
22,000	VF Corp.	1,782,440
54,000	Viacom, Inc. Class B	1,954,260
51,000	Walt Disney Co. (The)	1,688,610
21,500	Wynn Resorts Ltd.	1,865,555
44,000	Yum! Brands, Inc.	2,026,640
		43,233,225
	CONSUMER STAPLES (3.7%)
49,000	Campbell Soup Co.	1,751,750
37,000	Hershey Co. (The)	1,760,830
120,000	Sara Lee Corp.	1,611,600
58,000	Sysco Corp.	1,654,160
		6,778,340
	ENERGY (2.0%)
23,000	Chevron Corp.	1,864,150
45,000	Enterprise Products Partners L.P.	1,785,150
		3,649,300
	FINANCIALS (5.6%)
36,000	AFLAC, Inc.	1,861,560
12,000	BlackRock, Inc.	2,043,000
43,000	Capital One Financial Corp.	1,700,650
19,000	M&T Bank Corp.	1,554,390
29,000	PNC Financial Services Group, Inc.	1,505,390
31,000	Prudential Financial, Inc.	1,679,580
		10,344,570
	HEALTH CARE (19.1%)
63,000	Aetna, Inc.	1,991,430
27,000	Allergan, Inc.	1,796,310
58,000	AmerisourceBergen Corp.	1,778,280
33,000	Amgen, Inc. *	1,818,630
30,000	Biogen Idec, Inc. *	1,683,600
66,000	Bristol-Myers Squibb Co.	1,789,260
50,000	CIGNA Corp.	1,789,000
38,000	Express Scripts, Inc. *	1,850,600
30,000	Hospira, Inc. *	1,710,300
34,000	Humana, Inc. *	1,708,160
5,500	Intuitive Surgical, Inc. *	1,560,570

Shares		Value
28,000	McKesson Corp.	$1,729,840
45,000	Medtronic, Inc.	1,511,100
32,000	Novartis AG ADR	1,845,440
20,000	Novo Nordisk A/S ADR	1,968,800
48,000	St. Jude Medical, Inc. *	1,888,320
36,000	Stryker Corp.	1,801,800
30,000	Teva Pharmaceutical Industries Ltd. ADR	1,582,500
35,000	Thermo Fisher Scientific, Inc. *	1,675,800
53,000	UnitedHealth Group, Inc.	1,860,830
		35,340,570
	INDUSTRIALS (13.7%)
21,000	3M Co.	1,820,910
28,000	Boeing Co. (The)	1,863,120
30,000	Canadian National Railway Co.	1,920,600
26,000	Caterpillar, Inc.	2,045,680
33,000	CSX Corp.	1,825,560
18,000	Cummins, Inc.	1,630,440
44,000	Danaher Corp.	1,786,840
25,000	Deere & Co.	1,744,500
125,000	Delta Air Lines, Inc. *	1,455,000
40,000	Expeditors International of Washington, Inc.	1,849,200
59,000	Koninklijke Philips Electronics N.V.	1,847,880
27,000	Northrop Grumman Corp.	1,637,010
150,000	Southwest Airlines Co.	1,960,500
24,000	Union Pacific Corp.	1,963,200
		25,350,440
	INFORMATION TECHNOLOGY (20.7%)
46,000	Accenture PLC Class A	1,954,540
63,000	Agilent Technologies, Inc. *	2,102,310
35,000	Akamai Technologies, Inc. *	1,756,300
62,000	Altera Corp.	1,869,920
6,500	Apple, Inc. *	1,844,375
48,000	Broadcom Corp. Class A	1,698,720
29,000	Cognizant Technology Solutions Corp. Class A *	1,869,630
103,000	Corning, Inc.	1,882,840
85,000	EMC Corp. *	1,726,350
29,000	Infosys Technologies Ltd. ADR	1,951,990
81,000	Intel Corp.	1,557,630
13,000	International Business Machines Corp.	1,743,820
40,000	Intuit, Inc. *	1,752,400
100,000	Marvell Technology Group Ltd. *	1,751,000
200,000	Motorola, Inc. *	1,706,000
37,000	NetApp, Inc. *	1,842,230
68,000	Oracle Corp.	1,825,800
70,000	Texas Instruments, Inc.	1,899,800
63,000	Tyco Electronics Ltd.	1,840,860
21,000	VMware, Inc. Class A *	1,783,740
180,000	Xerox Corp.	1,863,000
		38,223,255
	MATERIALS (7.1%)
42,000	Barrick Gold Corp.	1,944,180
26,000	BHP Billiton Ltd. ADR	1,984,320
27,000	Cliffs Natural Resources, Inc.	1,725,840
42,000	E.I. du Pont de Nemours & Co.	1,874,040
36,000	Ecolab, Inc.	1,826,640
31,000	Newmont Mining Corp.	1,947,110

1

Value Line Larger Companies Fund, Inc.

September 30, 2010

Shares		Value
20,000	Praxair, Inc.	$1,805,200
		13,107,330
	TELECOMMUNICATION SERVICES (2.0%)
37,000	American Tower Corp. Class A *	1,896,620
59,000	BCE, Inc.	1,917,500
		3,814,120
	UTILITIES (0.9%)
100,000	Duke Energy Corp.	1,771,000

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (98.2%) (Cost $156,310,384)	181,612,150

Principal Amount		Value

SHORT-TERM INVESTMENTS (1.7%)

	REPURCHASE AGREEMENTS (1) (1.7%)
$3,200,000	With Morgan Stanley, 0.18%, dated 9/30/10, due 10/01/10, delivery value $3,200,016 (collateralized by $3,185,000 U.S. Treasury Notes 1.3750%, due 05/15/13, with a value of $3,268,606)	$3,200,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,200,000) (1.7%)	3,200,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		151,397
NET ASSETS (2) (100%)		$184,963,547

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($184,963,547 ÷ 11,666,419 shares outstanding)		$15.85

*	Non-income producing.
(1)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(2)
For federal income tax purposes, the aggregate cost was $159,510,384, aggregate gross unrealized appreciation was $27,613,217, aggregate gross unrealized depreciation was $2,311,451 and the net unrealized appreciation was $25,301,766.

ADR	American Depositary Receipt.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$181,612,150	$0	$0	$181,612,150
Short-Term Investments	0	3,200,000	0	3,200,000

Total Investments in Securities	$181,612,150	$3,200,000	$0	$184,812,150

As of September 30, 2010, there was no significant security transfer activity from Level 1 to Level 2 or from Level 2 to Level 1.

For the period ended September 30, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2010